Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Of Financial Instruments Tables Abstract
Schedule of fair value
	December 31, 2018		December 31, 2017
	Total Fair Value	Total Carrying Value	Total Fair Value	Total Carrying Value
Loans Receivable – Non-Current (Level 3)	41,595	39,317	36,567	33,917